                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 7/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

INCOME BUILDER SERIES

SEMIANNUAL REPORT FOR THE
PERIOD ENDED JULY 31, 2008


THIS SEMIANNUAL REPORT DESCRIBES THREE
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH
FUND IS A HIGH LEVEL OF CURRENT INCOME AND
GROWTH OF CAPITAL.

RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Builder Enhanced Income Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance
   RiverSource Income Builder Basic
     Income Fund....................      2
   RiverSource Income Builder
     Moderate Income Fund...........      5
   RiverSource Income Builder
     Enhanced Income Fund...........      8
Manager Commentary..................     11
Investment Changes..................     13
Fund Expenses Examples..............     19
Investments in Affiliated Funds.....     23
Financial Statements................     29
Notes to Financial Statements.......     36
Approval of Investment Management
   Services Agreement...............     55
Proxy Voting........................     56

(DALBAR LOGO)

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Income Builder Basic Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Basic Income Fund (the Fund) Class A shares
  (excluding sales charge) fell 2.83% for the six-month period ended July 31, 2008.

> The Fund underperformed its Blended Index composed of 65% Lehman Brothers
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which declined 2.67% for the same period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% during the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Value Index, fell 9.60% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.96% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                           Since
                                                                6 months*    1 year     inception(a)
---------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund
  Class A(1) (excluding sales charge)                            -2.83%       -1.56%       +3.62%
---------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2) (unmanaged)              -0.63%       +6.15%       +4.95%
---------------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3) (unmanaged)                          -9.60%      -14.75%       +0.10%
---------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)        +0.96%       +3.05%       +4.17%
---------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                     -2.67%       +0.52%       +3.89%
---------------------------------------------------------------------------------------------------------

* Not annualized.

(a) Fund data and Blended Index is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-month U.S. Treasury Bill Index is from March 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index (Russell 3000 Value Index), as well as to a Blended Index, consisting of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(5) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Lehman Brothers Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

--------------------------------------------------------------------------------

 2 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Income Builder Basic Income Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                            Net Fund and
                                                                Total        Net           Acquired Fund
                                                                Fund     Expenses(a)    (Underlying Fund)(b)
-----------------------------------------------------------------------------------------------------------------
Class A                                                         0.40%       0.40%              1.06%
-----------------------------------------------------------------------------------------------------------------
Class B                                                         1.15%       1.15%              1.81%
-----------------------------------------------------------------------------------------------------------------
Class C                                                         1.15%       1.15%              1.81%
-----------------------------------------------------------------------------------------------------------------
Class R4                                                        0.37%       0.33%              0.99%
-----------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.

(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.12% for Class A, 1.87% for Class B, 1.87% for Class C and 1.05% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Income Builder Basic Income Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008
                                                                      SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      INCEPTION
 Class A (inception 2/16/06)              -2.83%        -1.56%       +3.62%
---------------------------------------------------------------------------------
 Class B (inception 2/16/06)              -3.21%        -2.31%       +2.81%
---------------------------------------------------------------------------------
 Class C (inception 2/16/06)              -3.20%        -2.30%       +2.85%
---------------------------------------------------------------------------------
 Class R4 (inception 2/16/06)             -2.53%        -0.52%       +4.17%
---------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)              -7.43%        -6.21%       +1.59%
---------------------------------------------------------------------------------
 Class B (inception 2/16/06)              -7.99%        -6.99%       +1.27%
---------------------------------------------------------------------------------
 Class C (inception 2/16/06)              -4.16%        -3.23%       +2.85%
---------------------------------------------------------------------------------

AT JUNE 30, 2008
                                                                      SINCE
WITHOUT SALES CHARGE                     6 MONTHS*      1 YEAR      INCEPTION
 Class A (inception 2/16/06)              -3.37%        -2.20%       +4.02%
---------------------------------------------------------------------------------
 Class B (inception 2/16/06)              -3.76%        -2.94%       +3.21%
---------------------------------------------------------------------------------
 Class C (inception 2/16/06)              -3.75%        -3.02%       +3.25%
---------------------------------------------------------------------------------
 Class R4 (inception 2/16/06)             -3.00%        -1.09%       +4.62%
---------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)              -7.97%        -6.83%       +1.91%
---------------------------------------------------------------------------------
 Class B (inception 2/16/06)              -8.52%        -7.59%       +1.61%
---------------------------------------------------------------------------------
 Class C (inception 2/16/06)              -4.70%        -3.94%       +3.25%
---------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Income Builder Moderate Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Moderate Income Fund (the Fund) Class A shares
  (excluding sales charge) decreased 3.03% for the six-month period ended July 31, 2008.

> The Fund underperformed its Blended Index composed of 70% Lehman Brothers
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which fell 2.74% for the period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% during the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Value Index, fell 9.60% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.96% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                               Since
                                                                                    6 months*    1 year     inception(a)
------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund(1)
  Class A (excluding sales charge)                                                   -3.03%       -2.94%       +3.43%
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2) (unmanaged)                                  -0.63%       +6.15%       +4.95%
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3) (unmanaged)                                              -9.60%      -14.75%       +0.10%
------------------------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)                            +0.96%       +3.05%       +4.17%
------------------------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                                         -2.74%       +0.67%       +3.93%
------------------------------------------------------------------------------------------------------------------------

*    Not annualized.

(a) Fund data and Blended Index is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-month U.S. Treasury Bill Index is from March 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as to a Blended Index, consisting of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(5) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Lehman Brothers Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Income Builder Moderate Income Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                   Net Fund and Acquired Fund
                                                              Total Fund      Net Expenses(a)         (Underlying Fund)(b)
---------------------------------------------------------------------------------------------------------------------------------
Class A                                                         0.38%              0.38%                     1.09%
---------------------------------------------------------------------------------------------------------------------------------
Class B                                                         1.14%              1.14%                     1.85%
---------------------------------------------------------------------------------------------------------------------------------
Class C                                                         1.13%              1.13%                     1.84%
---------------------------------------------------------------------------------------------------------------------------------
Class R4                                                        0.35%              0.33%                     1.04%
---------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.14% for Class A, 1.90% for Class B, 1.89% for Class C and 1.09% for Class R4.

--------------------------------------------------------------------------------

 6 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -3.03%      -2.94%       +3.43%
-------------------------------------------------------------------------
 Class B (inception 2/16/06)          -3.41%      -3.69%       +2.67%
-------------------------------------------------------------------------
 Class C (inception 2/16/06)          -3.39%      -3.67%       +2.73%
-------------------------------------------------------------------------
 Class R4 (inception 2/16/06)         -2.81%      -2.54%       +3.69%
-------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)          -7.64%      -7.57%       +1.41%
-------------------------------------------------------------------------
 Class B (inception 2/16/06)          -8.17%      -8.28%       +1.14%
-------------------------------------------------------------------------
 Class C (inception 2/16/06)          -4.35%      -4.59%       +2.73%
-------------------------------------------------------------------------

AT JUNE 30, 2008
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)          -4.30%      -4.25%       +3.91%
-------------------------------------------------------------------------
 Class B (inception 2/16/06)          -4.78%      -4.99%       +3.10%
-------------------------------------------------------------------------
 Class C (inception 2/16/06)          -4.77%      -4.97%       +3.16%
-------------------------------------------------------------------------
 Class R4 (inception 2/16/06)         -4.10%      -3.87%       +4.16%
-------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)          -8.84%      -8.79%       +1.80%
-------------------------------------------------------------------------
 Class B (inception 2/16/06)          -9.49%      -9.52%       +1.51%
-------------------------------------------------------------------------
 Class C (inception 2/16/06)          -5.71%      -5.88%       +3.16%
-------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource Income Builder Enhanced Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Enhanced Income Fund (the Fund) Class A shares
  (excluding sales charge) declined 2.62% for the six-month period ended July 31, 2008.

> The Fund outperformed its Blended Index composed of 72.5% Lehman Brothers
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, which decreased 2.78% for the period.

> The Fund's bond benchmark, the Lehman Brothers Aggregate Bond Index, declined
  0.63% for the same period.

> The Fund's domestic equity benchmark, the Russell 3000 Value Index, fell 9.60% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.96% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended July 31, 2008)
--------------------------------------------------------------------------------

                                                                                                               Since
                                                                                    6 months*    1 year     inception(a)
------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund(1)
  Class A (excluding sales charge)                                                   -2.62%       -3.18%       +3.41%
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index(2) (unmanaged)                                  -0.63%       +6.15%       +4.95%
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Value Index(3) (unmanaged)                                              -9.60%      -14.75%       +0.10%
------------------------------------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)                            +0.96%       +3.05%       +4.17%
------------------------------------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                                         -2.78%       +0.75%       +3.96%
------------------------------------------------------------------------------------------------------------------------

*    Not annualized.

(a) Fund data and Blended Index is from Feb. 16, 2006. Lehman Brothers Aggregate Bond Index, Russell 3000 Value Index and Citigroup 3-month U.S. Treasury Bill Index is from March 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

(1) The Fund compares its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Value Index, as well as to a Blended Index, consisting of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices.
(5) The Blended Index consists of a certain percentage (as indicated above) in the following indices: the Lehman Brothers Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

--------------------------------------------------------------------------------

 8 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

ANNUAL OPERATING EXPENSE RATIO (as of the current prospectus)
--------------------------------------------------------------------------------

                                                                                                           Net Fund and
                                                                  Total              Net                  Acquired Fund
                                                                   Fund          Expenses(a)           (Underlying Fund)(b)
------------------------------------------------------------------------------------------------------------------------------
Class A                                                           0.41%             0.41%                     1.18%
------------------------------------------------------------------------------------------------------------------------------
Class B                                                           1.16%             1.16%                     1.93%
------------------------------------------------------------------------------------------------------------------------------
Class C                                                           1.16%             1.16%                     1.93%
------------------------------------------------------------------------------------------------------------------------------
Class R4                                                          0.38%             0.33%                     1.10%
------------------------------------------------------------------------------------------------------------------------------

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of underlying funds) will not exceed 0.45% for Class A, 1.21% for Class B, 1.20% for Class C and 0.33% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the acquired fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.21% for Class A, 1.96% for Class B, 1.96% for Class C and 1.13% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource Income Builder Enhanced Income Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JULY 31, 2008
                                                                                                          SINCE
WITHOUT SALES CHARGE                                                              6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)                                                       -2.62%      -3.18%    +3.41%
---------------------------------------------------------------------------------------------------------------------
 Class B (inception 2/16/06)                                                       -2.91%      -3.93%    +2.63%
---------------------------------------------------------------------------------------------------------------------
 Class C (inception 2/16/06)                                                       -2.99%      -3.91%    +2.65%
---------------------------------------------------------------------------------------------------------------------
 Class R4 (inception 2/16/06)                                                      -2.41%      -2.79%    +3.64%
---------------------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)                                                       -7.24%      -7.81%    +1.39%
---------------------------------------------------------------------------------------------------------------------
 Class B (inception 2/16/06)                                                       -7.68%      -8.48%    +1.12%
---------------------------------------------------------------------------------------------------------------------
 Class C (inception 2/16/06)                                                       -3.95%      -4.82%    +2.65%
---------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2008
                                                                                                          SINCE
WITHOUT SALES CHARGE                                                              6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 2/16/06)                                                       -4.39%      -5.35%    +3.84%
---------------------------------------------------------------------------------------------------------------------
 Class B (inception 2/16/06)                                                       -4.78%      -6.08%    +3.06%
---------------------------------------------------------------------------------------------------------------------
 Class C (inception 2/16/06)                                                       -4.77%      -6.06%    +3.08%
---------------------------------------------------------------------------------------------------------------------
 Class R4 (inception 2/16/06)                                                      -4.30%      -5.01%    +4.06%
---------------------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 2/16/06)                                                       -8.97%      -9.81%    +1.73%
---------------------------------------------------------------------------------------------------------------------
 Class B (inception 2/16/06)                                                       -9.47%     -10.52%    +1.48%
---------------------------------------------------------------------------------------------------------------------
 Class C (inception 2/16/06)                                                       -5.71%      -6.95%    +3.08%
---------------------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

* Not annualized.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small-and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 10 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

A significant allocation to equities overall in each of the three RiverSource Income Builder Series funds hurt performance, as stocks significantly underperformed bonds during the period.

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholder,

Two of the three RiverSource Income Builder Series funds underperformed their respective blended benchmarks during the reporting period. RiverSource Income Builder Enhanced Income Fund outpaced its blended benchmark. All fund returns listed below are for Class A shares (excluding sales charge) for the six-month period ended July 31, 2008.

- RiverSource Income Builder Basic Income Fund fell 2.83%. The Fund's Blended Index, composed of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, declined 2.67% for the period.

- RiverSource Income Builder Moderate Income Fund decreased 3.03%. The Fund's Blended Index, composed of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, fell 2.74% for the period.

-  RiverSource Income Builder Enhanced Income Fund declined
   2.62%. The Fund's Blended Index, composed of 72.5% Lehman
   Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, decreased 2.78% for the period.

The funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, declined 0.63%. The funds' domestic equity benchmark, the Russell 3000 Value Index, fell 9.60%, while the cash benchmark, the Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.96%. Index returns are for the six-month period ended July 31, 2008.

SIGNIFICANT PERFORMANCE FACTORS
On the fixed income side, each of the three RiverSource Income Builder Series funds benefited from allocations to Treasury Inflation-Protected Securities (TIPS) through RiverSource Inflation Protected Securities Fund and to international bonds through RiverSource Global Bond Fund, as both sectors generated positive total returns, outperforming the broader fixed income market for the semiannual period. TIPS performed well due to higher inflation, while international bonds were the beneficiary of a generally weak U.S. dollar. Conversely, exposure to high yield bonds, via RiverSource High Yield Bond Fund and RiverSource Income Opportunities Fund detracted, as this was the worst performing fixed income sector during the period.

Within equities, allocations to small-cap stocks via RiverSource Disciplined Small Cap Value Fund and RiverSource Disciplined Small and Mid Cap Equity Fund boosted performance, as small-cap stocks did not decline as much as large-cap stocks over the semiannual period. On the other hand, exposure to large-cap value-oriented stocks through RiverSource Dividend Opportunity Fund and RiverSource Disciplined Equity Fund hurt, as this segment of the equity market was the worst performing group during the period. Also, a significant allocation to equities overall in each of the three RiverSource Income Builder Series funds hurt performance, as stocks significantly underperformed bonds during the period.

The underlying funds in each of the three RiverSource Income Builder Series funds produced mixed results during the period. The strongest performers were RiverSource Disciplined Small Cap Value Fund and RiverSource High Yield Bond Fund, as each notably outperformed its respective benchmark. RiverSource Disciplined Equity Fund and RiverSource U.S. Government Mortgage Fund, however, trailed their respective benchmarks most.

CHANGES TO THE FUNDS' PORTFOLIOS
Asset class and investment category decisions are based on a disciplined, quantitative approach to asset allocation that considers price momentum, valuations compared to historic averages and yields, among

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------

other factors. Allocation changes are implemented monthly, generally limiting the monthly turnover to no more than 3% of each fund portfolio's assets. For this semiannual period, the portfolio turnover rates for the three RiverSource Income Builder Series funds ranged from just 14% to 18% for the six-month period.

More specifically, during this semiannual period, the quantitative models gradually reduced the funds' allocations to equities, bringing each fund's equity exposure to a neutral to slightly lower weighting than its respective long-term target allocation of 25% of net assets to equities. The models correspondingly increased the funds' exposure to fixed income during the period.

Within equities, the quantitative models shifted 2% to 3% of each fund's net assets from U.S. equities to international equities, increasing their allocations to RiverSource Disciplined International Equity Fund. There was also an incremental shift from value-oriented equities to growth-oriented equities.

Within fixed income, we decreased the funds' exposure to lower quality bonds, such as high yield bonds and emerging market bonds, through RiverSource High Yield Bond Fund and RiverSource Emerging Markets Bond Fund, respectively. We shifted the funds into high quality bonds, including TIPS, mortgages and investment grade corporate bonds via RiverSource Inflation Protected Securities Fund, RiverSource U.S. Government Mortgage Fund and RiverSource Diversified Bond Fund, respectively.

At the end of the period, each RiverSource Income Builder Series fund was relatively close to its respective long-term target allocations to equities, high quality bonds, lower quality bonds and cash. While many equity and fixed income sectors were priced at attractive long-term valuations at the end of July, price performance over the last few months of the period was quite weak, as the financial markets were rocked by rising unemployment, falling home prices, rising gasoline and food prices, the Bear Stearns bailout in March and disconcerting headlines about problems at IndyMac, Fannie Mae and Freddie Mac. The disciplined, quantitative approach that we employ in the RiverSource Income Builder Series funds continued to respect both long-term valuations and price performance, thereby keeping allocations close to long-term targets.

OUR FUTURE STRATEGY
The three RiverSource Income Builder Series funds will continue to follow a quantitative discipline that seeks to generate a high level of income, capital growth and manage downside risk. As mentioned, sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and correlations to other asset classes. Each of the underlying funds is managed to generate competitive performance vs. its benchmark as well as its peer group.


(PHOTO - DIMITRIS          (PHOTO - COLIN
BERTSIMAS)                 LUNDGREN)
Dimitris Bertsimas, Ph.D.  Colin Lundgren, CFA(R)
Senior Portfolio Manager   Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

 12 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                     7.1%                                 7.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       5.1%                                 7.5%
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   2.5%                                 5.7%
--------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  9.1%                                 5.9%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             2.5%                                 7.2%
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
  Includes government, corporate,
  mortgage and agency securities
 RiverSource Diversified Bond Fund                  6.8%                                 3.0%
--------------------------------------------------------------------------------------------------------
 RiverSource U.S. Government
   Mortgage Fund                                   31.0%                                27.3%
========================================================================================================
                                                   37.8%                                30.3%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        2.1%                                 4.3%
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             8.9%                                 9.5%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       1.0%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             8.8%                                 9.4%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small Cap
   Value Fund                                       2.7%                                 2.6%
========================================================================================================
                                                   21.4%                                21.5%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         4.2%                                 4.0%
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   8.2%                                 6.6%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             64.1%
-------------------------------------------------------------------
 Equity Funds(2)                                   23.5%
-------------------------------------------------------------------
 Alternative Investments(3)                         4.2%
-------------------------------------------------------------------
 Cash Equivalents(4)                                8.2%
-------------------------------------------------------------------

(1) Includes Investment Grade 37.8%, Inflation Protected Securities 9.1%, Floating Rate 7.1%, Global Bond 5.1%, International 2.5% and High Yield 2.5%.
(2) Includes Dividend Income 8.9%, U.S. Large Cap 8.8%, U.S. Small Cap 2.7%, International 2.1% and Real Estate 1.0%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 8.2%.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  13

INVESTMENT CHANGES (continued) ----------------------------------------------

TOP FIVE HOLDINGS ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 RiverSource U.S. Government
   Mortgage Fund                                   31.0%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  9.1%
-------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             8.9%
-------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             8.8%
-------------------------------------------------------------------
 RiverSource Cash Management Fund                   8.2%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 14 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                    15.3%                                17.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       5.6%                                 7.7%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                   5.0%                                 4.9%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  9.1%                                 4.8%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                             5.1%                                10.2%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
  Includes government, corporate,
   mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  5.2%                                 0.8%
--------------------------------------------------------------------------------------------------------
 RiverSource U.S. Government
   Mortgage Fund                                   20.5%                                17.6%
========================================================================================================
                                                   25.7%                                18.4%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        3.6%                                 6.0%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                            11.5%                                14.6%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       1.7%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             7.5%                                 9.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small Cap
   Value Fund                                       1.5%                                 1.5%
========================================================================================================
                                                   22.2%                                25.9%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         4.2%                                 4.1%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   4.2%                                 1.0%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             65.8%
-------------------------------------------------------------------
 Equity Funds(2)                                   25.8%
-------------------------------------------------------------------
 Alternative Investments(3)                         4.2%
-------------------------------------------------------------------
 Cash Equivalents(4)                                4.2%
-------------------------------------------------------------------

(1) Includes Investment Grade 25.7%, Floating Rate 15.3%, Inflation Protected Securities 9.1%, Global Bond 5.6%, International 5.1% and High Yield 5.0%.
(2) Includes Dividend Income 11.5%, U.S. Large Cap 7.5%, International 3.6%, Real Estate 1.7% and U.S. Small Cap 1.5%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 4.2%.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  15

INVESTMENT CHANGES (continued) ----------------------------------------------

TOP FIVE HOLDINGS ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 RiverSource U.S. Government
   Mortgage Fund                                   20.5%
-------------------------------------------------------------------
 RiverSource Floating Rate Fund                    15.3%
-------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                            11.5%
-------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  9.1%
-------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             7.5%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 16 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at July 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                    20.2%                                19.9%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                       8.1%                                 7.4%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                  10.0%                                 9.9%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected
   Securities Fund                                  8.0%                                 3.6%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                            10.2%                                15.5%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------------------------
  Includes government, corporate,
   mortgage and agency securities
--------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                  1.1%                                 0.7%
--------------------------------------------------------------------------------------------------------
 RiverSource U.S. Government
   Mortgage Fund                                   12.0%                                 5.8%
========================================================================================================
                                                   13.1%                                 6.5%
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined
   International Equity Fund                        5.8%                                 8.2%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             9.4%                                13.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Real Estate Fund                       1.1%                                  --%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity
   Fund                                             4.0%                                 5.8%
--------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Small Cap
   Value Fund                                       2.1%                                 2.1%
========================================================================================================
                                                   16.6%                                21.7%
--------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return
   Currency and Income Fund                         4.2%                                 4.1%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                   3.8%                                 3.2%
========================================================================================================
                                                  100.0%                               100.0%
--------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION ----------------------------------------------------------
(at July 31, 2008; % of portfolio assets)

 Fixed Income Funds(1)                             69.6%
-------------------------------------------------------------------
 Equity Funds(2)                                   22.4%
-------------------------------------------------------------------
 Alternative Investments(3)                         4.2%
-------------------------------------------------------------------
 Cash Equivalents(4)                                3.8%
-------------------------------------------------------------------

(1) Includes Floating Rate 20.2%, Investment Grade 13.1%, International 10.2%, High Yield 10.0%, Global Bond 8.1% and Inflation Protected Securities 8.0%.
(2) Includes Dividend Income 9.4%, International 5.8%, U.S. Large Cap 4.0%, U.S. Small Cap 2.1% and Real Estate 1.1%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 3.8%.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  17

INVESTMENT CHANGES (continued) ----------------------------------------------

TOP FIVE HOLDINGS ---------------------------------------------------------- (at
July 31, 2008; % of portfolio assets)

 RiverSource Floating Rate Fund                    20.2%
-------------------------------------------------------------------
 RiverSource U.S. Government
   Mortgage Fund                                   12.0%
-------------------------------------------------------------------
 RiverSource Emerging Markets Bond
   Fund                                            10.2%
-------------------------------------------------------------------
 RiverSource High Yield Bond Fund                  10.0%
-------------------------------------------------------------------
 RiverSource Dividend Opportunity
   Fund                                             9.4%
-------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 18 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES -----------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended July 31, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  19

FUND EXPENSES EXAMPLES
(continued) ----------------------------------------------

RiverSource Income Builder Basic Income Fund

                                                                                                                DIRECT AND
                                                                                            DIRECT               INDIRECT
                                                          BEGINNING        ENDING          EXPENSES              EXPENSES
                                                        ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING           PAID DURING
                                                        FEB. 1, 2008    JULY 31, 2008    THE PERIOD(A)       THE PERIOD(B),(C)
---------------------------------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                               $1,000         $  971.70          $1.96                 $5.10
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                             $1,000         $1,022.87          $2.01                 $5.23
---------------------------------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                               $1,000         $  967.90          $5.68                 $8.81
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                             $1,000         $1,019.10          $5.82                 $9.04
---------------------------------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                               $1,000         $  968.00          $5.68                 $8.81
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                             $1,000         $1,019.10          $5.82                 $9.04
---------------------------------------------------------------------------------------------------------------------------------
Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                               $1,000         $  974.70          $1.62                 $4.76
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                             $1,000         $1,023.22          $1.66                 $4.88
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                                   FUND'S         (UNDERLYING FUND)
                                                                 ANNUALIZED           FEES AND        NET FUND
                                                                EXPENSE RATIO        EXPENSES(C)      EXPENSES
--------------------------------------------------------------------------------------------------------------
Class A                                                              .40%               .64%           1.04%
--------------------------------------------------------------------------------------------------------------
Class B                                                             1.16%               .64%           1.80%
--------------------------------------------------------------------------------------------------------------
Class C                                                             1.16%               .64%           1.80%
--------------------------------------------------------------------------------------------------------------
Class R4                                                             .33%               .64%            .97%
--------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.34 for Class A, $9.05 for Class B, $9.05 for Class C and $5.01 for Class R4; the hypothetical expenses paid would have been $5.48 for Class A, $9.29 for Class B, $9.29 for Class C and $5.13 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -2.83% for Class A, -3.21% for Class B, -3.20% for Class C and -2.53% for Class R4.

--------------------------------------------------------------------------------

 20 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES
(continued) ----------------------------------------------

RiverSource Income Builder Moderate Income Fund

                                                                                                                  DIRECT AND
                                                                                                                   INDIRECT
                                                             BEGINNING        ENDING       DIRECT EXPENSES         EXPENSES
                                                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING         PAID DURING
                                                           FEB. 1, 2008    JULY 31, 2008    THE PERIOD(A)     THE PERIOD(B),(C)
---------------------------------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  969.70          $1.91               $ 5.29
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,022.92          $1.96               $ 5.43
---------------------------------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  965.90          $5.57               $ 8.94
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,019.19          $5.72               $ 9.19
---------------------------------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  966.10          $5.57               $ 8.95
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,019.19          $5.72               $ 9.19
---------------------------------------------------------------------------------------------------------------------------------
Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  971.90          $1.62               $ 5.00
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,023.22          $1.66               $ 5.13
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                                   FUND'S         (UNDERLYING FUND)
                                                                 ANNUALIZED           FEES AND        NET FUND
                                                                EXPENSE RATIO        EXPENSES(C)      EXPENSES
--------------------------------------------------------------------------------------------------------------
Class A                                                              .39%               .69%           1.08%
--------------------------------------------------------------------------------------------------------------
Class B                                                             1.14%               .69%           1.83%
--------------------------------------------------------------------------------------------------------------
Class C                                                             1.14%               .69%           1.83%
--------------------------------------------------------------------------------------------------------------
Class R4                                                             .33%               .69%           1.02%
--------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.74% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.53 for Class A, $9.19 for Class B, $9.19 for Class C and $5.25 for Class R4; the hypothetical expenses paid would have been $5.68 for Class A, $9.44 for Class B, $9.44 for Class C and $5.38 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -3.03% for Class A, -3.41% for Class B, -3.39% for Class C and -2.81% for Class R4.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  21

FUND EXPENSES EXAMPLES
(continued) ----------------------------------------------

RiverSource Income Builder Enhanced Income Fund

                                                                                                                  DIRECT AND
                                                                                                                   INDIRECT
                                                             BEGINNING        ENDING       DIRECT EXPENSES         EXPENSES
                                                           ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING         PAID DURING
                                                           FEB. 1, 2008    JULY 31, 2008    THE PERIOD(A)     THE PERIOD(B),(C)
---------------------------------------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  973.80          $2.01               $ 5.64
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,022.82          $2.06               $ 5.78
---------------------------------------------------------------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  970.90          $5.73               $ 9.36
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,019.05          $5.87               $ 9.59
---------------------------------------------------------------------------------------------------------------------------------
Class C
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  970.10          $5.73               $ 9.36
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,019.05          $5.87               $ 9.59
---------------------------------------------------------------------------------------------------------------------------------
Class R4
---------------------------------------------------------------------------------------------------------------------------------
   Actual(d)                                                  $1,000         $  975.90          $1.62               $ 5.26
---------------------------------------------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before expenses)                                $1,000         $1,023.22          $1.66               $ 5.38
---------------------------------------------------------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                                                    ACQUIRED FUND
                                                                   FUND'S         (UNDERLYING FUND)
                                                                 ANNUALIZED           FEES AND        NET FUND
                                                                EXPENSE RATIO        EXPENSES(C)      EXPENSES
--------------------------------------------------------------------------------------------------------------
Class A                                                              .41%               .74%           1.15%
--------------------------------------------------------------------------------------------------------------
Class B                                                             1.17%               .74%           1.91%
--------------------------------------------------------------------------------------------------------------
Class C                                                             1.17%               .74%           1.91%
--------------------------------------------------------------------------------------------------------------
Class R4                                                             .33%               .74%           1.07%
--------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.77% for all classes. Had these commitments not been in place for the entire six month period ended July 31, 2008, the actual expenses paid would have been $5.79 for Class A, $9.51 for Class B, $9.50 for Class C and $5.40 for Class R4; the hypothetical expenses paid would have been $5.93 for Class A, $9.74 for Class B, $9.74 for Class C and $5.53 for Class R4.
(d) Based on the actual return for the six months ended July 31, 2008: -2.62% for Class A, -2.91% for Class B, -2.99% for Class C and -2.41% for Class R4.

--------------------------------------------------------------------------------

 22 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Income Builder Basic Income Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (64.1%)
                                                  SHARES                    VALUE(A)
FLOATING RATE (7.1%)
RiverSource Floating Rate Fund                     2,357,045             $21,119,124
------------------------------------------------------------------------------------

GLOBAL BOND (5.1%)
RiverSource Global Bond Fund                       2,189,072              15,082,709
------------------------------------------------------------------------------------

HIGH YIELD (2.5%)
RiverSource High Yield Bond Fund                   2,809,220               7,360,156
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.1%)
RiverSource Inflation Protected Securities
 Fund                                              2,630,825              27,018,575
------------------------------------------------------------------------------------

INTERNATIONAL (2.5%)
RiverSource Emerging Markets Bond Fund               774,915               7,555,419
------------------------------------------------------------------------------------

INVESTMENT GRADE (37.8%)
RiverSource Diversified Bond Fund                  4,303,458              20,140,185
RiverSource U.S. Government Mortgage Fund         18,881,448(b)           91,763,837
                                                                     ---------------
Total                                                                    111,904,022
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $195,989,677)                                                    $190,040,005
------------------------------------------------------------------------------------

EQUITY FUNDS (23.5%)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (8.9%)
RiverSource Dividend Opportunity Fund              3,411,624             $26,235,392
------------------------------------------------------------------------------------

INTERNATIONAL (2.1%)
RiverSource Disciplined International Equity
 Fund                                                647,660               6,340,587
------------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         256,721               3,031,875
------------------------------------------------------------------------------------

U.S. LARGE CAP (8.8%)
RiverSource Disciplined Equity Fund                4,394,599              26,059,975
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.7%)
RiverSource Disciplined Small Cap Value Fund         906,606(b)            7,960,000
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $81,076,604)                                                      $69,627,829
------------------------------------------------------------------------------------

CASH EQUIVALENTS (8.2%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  24,430,613             $24,430,613
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $24,430,613)                                                      $24,430,613
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,267,106             $12,417,634
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,096,995)                                                      $12,417,634
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $314,593,889)(c)                                                 $296,516,081
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(c) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $314,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    435,000
Unrealized depreciation                                               (18,513,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(18,078,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  23

RiverSource Income Builder Basic Income Fund

FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                  FAIR VALUE AT JULY 31, 2008
                                                                ---------------------------------------------------------------
                                                                    LEVEL 1           LEVEL 2
                                                                 QUOTED PRICES         OTHER         LEVEL 3
                                                                   IN ACTIVE        SIGNIFICANT    SIGNIFICANT
                                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                                     IDENTICAL ASSETS      INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                                   $296,516,081         $--             $--         $296,516,081

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Income Builder Moderate Income Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (65.7%)
                                                  SHARES                VALUE(A)
FLOATING RATE (15.3%)
RiverSource Floating Rate Fund                     9,694,617(b)          $86,863,772
------------------------------------------------------------------------------------

GLOBAL BOND (5.6%)
RiverSource Global Bond Fund                       4,662,933              32,127,606
------------------------------------------------------------------------------------

HIGH YIELD (5.0%)
RiverSource High Yield Bond Fund                  10,923,452              28,619,443
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.1%)
RiverSource Inflation Protected Securities
 Fund                                              5,020,173(b)           51,557,175
------------------------------------------------------------------------------------

INTERNATIONAL (5.1%)
RiverSource Emerging Markets Bond Fund             2,959,355(b)           28,853,707
------------------------------------------------------------------------------------

INVESTMENT GRADE (25.6%)
RiverSource Diversified Bond Fund                  6,363,987              29,783,459
RiverSource U.S. Government Mortgage Fund         23,919,230(b)          116,247,458
                                                                     ---------------
Total                                                                    146,030,917
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $391,964,208)                                                    $374,052,620
------------------------------------------------------------------------------------

EQUITY FUNDS (25.9%)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (11.6%)
RiverSource Dividend Opportunity Fund              8,495,667             $65,331,678
------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Disciplined International Equity
 Fund                                              2,118,886              20,743,893
------------------------------------------------------------------------------------

REAL ESTATE (1.7%)
RiverSource Real Estate Fund                         816,309               9,640,614
------------------------------------------------------------------------------------

U.S. LARGE CAP (7.5%)
RiverSource Disciplined Equity Fund                7,239,381              42,929,531
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.5%)
RiverSource Disciplined Small Cap Value Fund       1,000,198(b)            8,781,736
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $174,534,107)                                                    $147,427,452
------------------------------------------------------------------------------------

CASH EQUIVALENTS (4.2%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  23,959,077             $23,959,077
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $23,959,077)                                                      $23,959,077
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,411,368             $23,631,403
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $24,820,994)                                                      $23,631,403
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $615,278,386)(c)                                                 $569,070,552
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(c) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $615,278,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    609,000
Unrealized depreciation                                               (46,817,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(46,208,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  25

RiverSource Income Builder Moderate Income Fund

FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                  FAIR VALUE AT JULY 31, 2008
                                                                ---------------------------------------------------------------
                                                                    LEVEL 1           LEVEL 2
                                                                 QUOTED PRICES         OTHER         LEVEL 3
                                                                   IN ACTIVE        SIGNIFICANT    SIGNIFICANT
                                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                                     IDENTICAL ASSETS      INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                                   $569,070,552         $--             $--         $569,070,552

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 26 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------

RiverSource Income Builder Enhanced Income Fund
JULY 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (69.6%)
                                                  SHARES                VALUE(A)
FLOATING RATE (20.2%)
RiverSource Floating Rate Fund                     6,405,863(b)          $57,396,533
------------------------------------------------------------------------------------

GLOBAL BOND (8.1%)
RiverSource Global Bond Fund                       3,319,849              22,873,760
------------------------------------------------------------------------------------

HIGH YIELD (10.0%)
RiverSource High Yield Bond Fund                  10,854,201              28,438,006
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.0%)
RiverSource Inflation Protected Securities
 Fund                                              2,207,703              22,673,115
------------------------------------------------------------------------------------

INTERNATIONAL (10.2%)
RiverSource Emerging Markets Bond Fund             2,959,195(b)           28,852,150
------------------------------------------------------------------------------------

INVESTMENT GRADE (13.1%)
RiverSource Diversified Bond Fund                    661,222               3,094,520
RiverSource U.S. Government Mortgage Fund          7,040,389(b)           34,216,290
                                                                     ---------------
Total                                                                     37,310,810
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $210,274,125)                                                    $197,544,374
------------------------------------------------------------------------------------

EQUITY FUNDS (22.4%)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (9.4%)
RiverSource Dividend Opportunity Fund              3,482,646             $26,781,546
------------------------------------------------------------------------------------

INTERNATIONAL (5.8%)
RiverSource Disciplined International Equity
 Fund                                              1,674,191              16,390,329
------------------------------------------------------------------------------------

REAL ESTATE (1.1%)
RiverSource Real Estate Fund                         256,780               3,032,568
------------------------------------------------------------------------------------

U.S. LARGE CAP (4.0%)
RiverSource Disciplined Equity Fund                1,898,721              11,259,417
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.1%)
RiverSource Disciplined Small Cap Value Fund       692,269(b)              6,078,121
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $74,882,510)                                                      $63,541,981
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.2%)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,219,295             $11,949,092
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $12,415,587)                                                      $11,949,092
------------------------------------------------------------------------------------

CASH EQUIVALENTS (3.8%)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                  10,841,949             $10,841,949
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $10,841,949)                                                      $10,841,949
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $308,414,171)(c)                                                 $283,877,396
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding - See Note 6 to the financial statements.

(c) At July 31, 2008, the cost of securities for federal income tax purposes was approximately $308,414,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $    121,000
Unrealized depreciation                                               (24,658,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(24,537,000)
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  27

RiverSource Income Builder Enhanced Income Fund

FAIR VALUE MEASUREMENTS

Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    - Level 1 - quoted prices in active markets for identical securities

    - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

    - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of July 31, 2008:

                                                                                  FAIR VALUE AT JULY 31, 2008
                                                                ---------------------------------------------------------------
                                                                    LEVEL 1           LEVEL 2
                                                                 QUOTED PRICES         OTHER         LEVEL 3
                                                                   IN ACTIVE        SIGNIFICANT    SIGNIFICANT
                                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                                     IDENTICAL ASSETS      INPUTS          INPUTS          TOTAL
-------------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                                   $283,877,396         $--             $--         $283,877,396

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 28 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS
---------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE             RIVERSOURCE             RIVERSOURCE
                                                              INCOME BUILDER         INCOME BUILDER          INCOME BUILDER
                                                               BASIC INCOME          MODERATE INCOME         ENHANCED INCOME
JULY 31, 2008 (UNAUDITED)                                          FUND                   FUND                    FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $314,593,889, $615,278,386, and
   $308,414,171, respectively)                                 $296,516,081           $569,070,552            $283,877,396
Capital shares receivable                                           338,752                550,298                 114,143
Dividends receivable                                                 78,391                150,586                  76,214
Receivable for investments sold                                   3,802,120              6,241,513               1,459,489
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                    300,735,344            576,012,949             285,527,242
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                              743,486              1,334,495                 445,117
Payable for investments purchased                                 3,600,000              5,300,000               1,100,000
Accrued distribution fees                                             3,009                  5,512                   2,766
Accrued transfer agency fees                                            708                  1,426                     756
Accrued administration services fees                                    162                    312                     156
Accrued plan administration services fees                                --                     --                       1
Other accrued expenses                                               53,788                 50,450                  56,132
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,401,153              6,692,195               1,604,928
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock             $296,334,191           $569,320,754            $283,922,314
============================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                $    302,289           $    585,805            $    295,887
Additional paid-in capital                                      314,886,380            616,563,764             310,906,912
Excess of distributions over net investment income                 (214,422)              (523,575)               (261,276)
Accumulated net realized gain (loss)                               (562,248)            (1,097,406)             (2,482,434)
Unrealized appreciation (depreciation) on affiliated
   investments                                                  (18,077,808)           (46,207,834)            (24,536,775)
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                               $296,334,191           $569,320,754            $283,922,314
============================================================================================================================

Net assets applicable to outstanding
   shares:                            Class A                 $248,921,375           $491,310,260            $243,657,936
                                      Class B                 $ 35,835,521           $ 58,359,315            $ 28,125,096
                                      Class C                 $ 11,567,477           $ 19,630,525            $ 11,963,534
                                      Class R4                $      9,818           $     20,654            $    175,748
Outstanding shares of capital stock:  Class A shares            25,386,062             50,539,389              25,388,797
                                      Class B shares             3,661,175              6,016,934               2,933,754
                                      Class C shares             1,180,662              2,022,034               1,247,816
                                      Class R4 shares                1,000                  2,122                  18,313
Net asset value per share:            Class A(1)              $       9.81           $       9.72            $       9.60
                                      Class B                 $       9.79           $       9.70            $       9.59
                                      Class C                 $       9.80           $       9.71            $       9.59
                                      Class R4                $       9.82           $       9.73            $       9.60
---------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund is $10.30, $10.20 and $10.08, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  29

STATEMENTS OF OPERATIONS

                                                                                RIVERSOURCE INCOME BUILDER
                                                                                    BASIC INCOME FUND
                                                              SIX MONTHS ENDED           PERIOD ENDED            YEAR ENDED
                                                               JULY 31, 2008           JAN. 31, 2008(A)         MAY 31, 2007
                                                                (UNAUDITED)
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds         $  5,704,021             $  8,856,693           $ 5,736,778
----------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
   Class A                                                           321,442                  395,078               266,605
   Class B                                                           204,281                  253,523               179,793
   Class C                                                            60,565                   67,715                36,091
Transfer agency fees
   Class A                                                           103,616                  114,260                71,004
   Class B                                                            17,584                   19,567                13,087
   Class C                                                             5,036                    5,051                 2,514
   Class R4                                                                6                       26                    73
Service fees -- Class R4                                                  --                       --                    62
Administrative services fees                                          31,014                   38,041                25,671
Plan administration services fees -- Class R4                             28                      129                   184
Custodian fees                                                           639                    1,068                   759
Printing and postage                                                  29,250                   21,180                 6,234
Registration fees                                                     46,219                   62,255               128,210
Professional fees                                                      4,207                   19,110                16,500
Other                                                                  1,830                      368                 6,992
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       825,717                  997,371               753,779
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     (33)                    (150)              (12,724)
   Earnings credits on cash balances                                     (25)                    (195)                   --
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                   825,659                  997,026               741,055
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    4,878,362                7,859,667             4,995,723
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                             (509,901)                (115,700)              745,270
   Capital gain distributions from underlying affiliated
      funds                                                               --                2,555,422             1,180,060
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (509,901)               2,439,722             1,925,330
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (13,375,958)             (12,864,302)            8,303,647
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (13,885,859)             (10,424,580)           10,228,977
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (9,007,497)            $ (2,564,913)          $15,224,700
============================================================================================================================

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 30 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

                                                                                RIVERSOURCE INCOME BUILDER
                                                                                   MODERATE INCOME FUND
                                                              SIX MONTHS ENDED           PERIOD ENDED            YEAR ENDED
                                                               JULY 31, 2008           JAN. 31, 2008(A)         MAY 31, 2007
                                                                (UNAUDITED)
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds         $ 11,850,888             $ 20,068,681           $13,607,760
----------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
   Class A                                                           649,358                  875,976               620,930
   Class B                                                           345,456                  478,229               371,546
   Class C                                                           103,469                  129,187                72,544
Transfer agency fees
   Class A                                                           224,283                  275,510               187,698
   Class B                                                            31,843                   40,115                30,253
   Class C                                                             9,240                   10,526                 5,802
   Class R4                                                                5                        7                    11
Service fee -- Class R4                                                   --                       --                    12
Administrative services fees                                          60,929                   82,229                58,560
Plan administration services fees -- Class R4                             26                       37                    17
Custodian fees                                                         1,171                      585                   775
Printing and postage                                                  44,939                   40,515                22,700
Registration fees                                                     37,314                   69,650               154,474
Professional fees                                                      5,111                   18,350                16,500
Other                                                                  1,708                      492                 7,969
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     1,514,852                2,021,408             1,549,791
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     (28)                     (39)                   (8)
   Earnings credits on cash balances                                     (36)                    (491)                   --
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 1,514,788                2,020,878             1,549,783
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   10,336,100               18,047,803            12,057,977
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                             (960,697)              (1,011,432)            1,758,074
   Capital gain distributions from underlying affiliated
      funds                                                               --                5,608,819             2,689,433
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (960,697)               4,597,387             4,447,507
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (28,373,457)             (41,636,292)           24,381,476
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (29,334,154)             (37,038,905)           28,828,983
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(18,998,054)            $(18,991,102)          $40,886,960
============================================================================================================================

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  31

                                                                                RIVERSOURCE INCOME BUILDER
                                                                                   ENHANCED INCOME FUND
                                                              SIX MONTHS ENDED           PERIOD ENDED            YEAR ENDED
                                                               JULY 31, 2008           JAN. 31, 2008(A)         MAY 31, 2007
                                                                (UNAUDITED)
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds         $  6,629,436             $ 12,242,776           $ 9,172,700
----------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
   Class A                                                           332,478                  489,209               388,750
   Class B                                                           165,130                  252,693               241,288
   Class C                                                            62,382                   82,441                61,000
Transfer agency fees
   Class A                                                           120,713                  158,010               117,917
   Class B                                                            15,970                   21,731                19,619
   Class C                                                             5,857                    6,900                 4,886
   Class R4                                                               28                       20                    20
Service fee -- Class R4                                                   --                       --                    18
Administrative services fees                                          31,160                   45,848                37,153
Plan administration services fees -- Class R4                            139                      103                    43
Custodian fees                                                           701                    1,024                   567
Printing and postage                                                  21,274                   29,381                11,332
Registration fees                                                     47,349                   88,835               120,428
Professional fees                                                     11,085                   15,180                16,500
Other                                                                  2,391                      475                 4,478
----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       816,657                1,191,850             1,023,999
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (166)                    (107)                  (23)
   Earnings credits on cash balances                                    (123)                    (242)                   --
----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                   816,368                1,191,501             1,023,976
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    5,813,068               11,051,275             8,148,724
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                           (1,312,220)              (1,588,393)            2,214,506
   Capital gain distributions from underlying affiliated
      funds                                                               --                2,680,679             1,367,518
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           (1,312,220)               1,092,286             3,582,024
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (12,760,465)             (28,630,052)           17,435,810
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (14,072,685)             (27,537,766)           21,017,834
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (8,259,617)            $(16,486,491)          $29,166,558
============================================================================================================================

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 32 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       RIVERSOURCE
                                                                             INCOME BUILDER BASIC INCOME FUND
                                                              SIX MONTHS ENDED           PERIOD ENDED            YEAR ENDED
                                                               JULY 31, 2008           JAN. 31, 2008(A)         MAY 31, 2007
                                                                (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $  4,878,362             $  7,859,667           $  4,995,723
Net realized gain (loss) on investments                             (509,901)               2,439,722              1,925,330
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (13,375,958)             (12,864,302)             8,303,647
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (9,007,497)              (2,564,913)            15,224,700
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (4,394,451)              (7,621,913)            (4,704,031)
      Class B                                                       (536,025)              (1,028,182)              (661,655)
      Class C                                                       (161,870)                (277,845)              (134,563)
      Class R4                                                          (438)                  (2,564)                (6,530)
   Net realized gain
      Class A                                                             --               (2,333,475)               (37,577)
      Class B                                                             --                 (370,837)                (6,423)
      Class C                                                             --                 (102,173)                (1,275)
      Class R4                                                            --                     (308)                   (58)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (5,092,784)             (11,737,297)            (5,552,112)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                 41,142,250              108,249,588            183,856,568
   Class B shares                                                  7,424,254               20,948,253             31,758,854
   Class C shares                                                  2,644,937                5,116,856              7,471,559
   Class R4 shares                                                        --                       --                173,969
Reinvestment of distributions at net asset value
   Class A shares                                                  4,017,946                9,163,939              4,277,858
   Class B shares                                                    495,099                1,280,606                627,552
   Class C shares                                                    134,275                  316,036                113,576
   Class R4 shares                                                       236                    2,361                  6,124
Payments for redemptions
   Class A shares                                                (45,003,041)             (42,539,784)           (17,946,648)
   Class B shares                                                (12,325,248)             (11,621,604)            (5,113,877)
   Class C shares                                                 (2,338,304)              (1,319,827)              (465,200)
   Class R4 shares                                                   (23,586)                 (72,900)              (128,787)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                   (3,831,182)              89,523,524            204,631,548
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (17,931,463)              75,221,314            214,304,136
Net assets at beginning of period                                314,265,654              239,044,340             24,740,204
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $296,334,191             $314,265,654           $239,044,340
============================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                       $   (214,422)            $         --           $     31,324
----------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  33

                                                                                       RIVERSOURCE
                                                                           INCOME BUILDER MODERATE INCOME FUND
                                                              SIX MONTHS ENDED           PERIOD ENDED            YEAR ENDED
                                                               JULY 31, 2008           JAN. 31, 2008(A)         MAY 31, 2007
                                                                (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $ 10,336,100             $ 18,047,803           $ 12,057,977
Net realized gain (loss) on investments                             (960,697)               4,597,387              4,447,507
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (28,373,457)             (41,636,292)            24,381,476
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                    (18,998,054)             (18,991,102)            40,886,960
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (9,556,955)             (17,754,835)           (11,538,368)
      Class B                                                       (998,277)              (2,059,390)            (1,445,188)
      Class C                                                       (304,009)                (566,587)              (283,067)
      Class R4                                                          (434)                    (783)                  (740)
   Net realized gain
      Class A                                                             --               (4,717,406)               (96,904)
      Class B                                                             --                 (637,741)               (14,179)
      Class C                                                             --                 (180,014)                (2,705)
      Class R4                                                            --                     (188)                    (4)
   Tax return of capital
      Class A                                                             --                 (756,070)                    --
      Class B                                                             --                  (88,758)                    --
      Class C                                                             --                  (24,473)                    --
      Class R4                                                            --                      (33)                    --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (10,859,675)             (26,786,278)           (13,381,155)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                 58,479,134              190,882,788            405,161,074
   Class B shares                                                  7,360,868               27,762,389             62,874,133
   Class C shares                                                  2,657,789                9,297,031             13,375,001
   Class R4 shares                                                        --                    2,677                 58,537
Reinvestment of distributions at net asset value
   Class A shares                                                  8,587,150               21,188,455             10,469,811
   Class B shares                                                    910,889                2,572,304              1,345,946
   Class C shares                                                    240,558                  632,871                230,767
   Class R4 shares                                                       229                      519                    258
Payments for redemptions
   Class A shares                                                (95,599,897)             (86,244,919)           (37,221,790)
   Class B shares                                                (19,809,622)             (20,759,742)            (8,947,264)
   Class C shares                                                 (3,460,417)              (2,591,126)              (860,076)
   Class R4 shares                                                        --                       --                (81,653)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (40,633,319)             142,743,247            446,404,744
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (70,491,048)              96,965,867            473,910,549
Net assets at beginning of period                                639,811,802              542,845,935             68,935,386
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $569,320,754             $639,811,802           $542,845,935
============================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                       $   (523,575)            $         --           $     38,463
----------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

 34 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

                                                                                       RIVERSOURCE
                                                                           INCOME BUILDER ENHANCED INCOME FUND
                                                              SIX MONTHS ENDED           PERIOD ENDED            YEAR ENDED
                                                               JULY 31, 2008           JAN. 31, 2008(A)         MAY 31, 2007
                                                                (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $  5,813,068             $ 11,051,275           $  8,148,724
Net realized gain (loss) on investments                           (1,312,220)               1,092,286              3,582,024
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                        (12,760,465)             (28,630,052)            17,435,810
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     (8,259,617)             (16,486,491)            29,166,558
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                     (5,334,470)             (10,796,758)            (7,504,790)
      Class B                                                       (531,964)              (1,194,841)              (983,690)
      Class C                                                       (205,326)                (398,867)              (247,532)
      Class R4                                                        (2,584)                  (2,392)                (1,678)
   Net realized gain
      Class A                                                             --               (3,204,892)              (147,447)
      Class B                                                             --                 (402,562)               (23,066)
      Class C                                                             --                 (139,974)                (5,595)
      Class R4                                                            --                     (696)                   (30)
   Tax return of capital
      Class A                                                             --                 (715,333)                    --
      Class B                                                             --                  (79,162)                    --
      Class C                                                             --                  (26,427)                    --
      Class R4                                                            --                     (159)                    --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (6,074,344)             (16,962,063)            (8,913,828)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                                 21,115,735               99,646,966            219,075,982
   Class B shares                                                  2,612,707               12,244,678             32,082,197
   Class C shares                                                  1,482,271                4,706,931              8,505,388
   Class R4 shares                                                   125,999                   41,300                  1,881
Reinvestment of distributions at net asset value
   Class A shares                                                  4,620,595               13,089,182              6,669,701
   Class B shares                                                    460,856                1,483,245                876,697
   Class C shares                                                    169,464                  473,372                207,039
   Class R4 shares                                                     2,363                    2,703                  1,193
Payments for redemptions
   Class A shares                                                (58,961,177)             (61,569,464)           (25,861,840)
   Class B shares                                                (10,084,342)             (12,173,574)            (6,377,708)
   Class C shares                                                 (2,160,143)              (1,636,000)              (735,578)
   Class R4 shares                                                        --                  (21,462)                    --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                                  (40,615,672)              56,287,877            234,444,952
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          (54,949,633)              22,839,323            254,697,682
Net assets at beginning of period                                338,871,947              316,032,624             61,334,942
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $283,922,314             $338,871,947           $316,032,624
============================================================================================================================
Undistributed (excess of distributions over) net investment
   income                                                       $   (261,276)            $         --           $     43,463
----------------------------------------------------------------------------------------------------------------------------

(a)  For the period from June 1, 2007 to Jan. 31, 2008.

The accompanying Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------
(UNAUDITED AS TO JULY 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

 36 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

ADMINISTRATIVE SERVICES FEES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS

Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.

TRANSFER AGENCY FEES

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES

Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately as follows:

FUND                                                                  CLASS B           CLASS C
-----------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                         $1,905,000         $57,000
RiverSource Income Builder Moderate Income Fund                       2,990,000          84,000
RiverSource Income Builder Enhanced Income Fund                       1,505,000          60,000

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  37

These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES

Sales charges received by the Distributor for distributing the Funds' shares for periods indicted are as follows:

                                                                   SIX MONTHS ENDED JULY 31, 2008
FUND                                                            CLASS A        CLASS B       CLASS C
----------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $295,417       $29,033       $2,797
RiverSource Income Builder Moderate Income Fund                  434,377        32,421        5,404
RiverSource Income Builder Enhanced Income Fund                  165,585        18,937        3,209

                                                                     PERIOD ENDED JAN. 31, 2008*
FUND                                                             CLASS A         CLASS B       CLASS C
------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $  661,753       $21,857       $4,977
RiverSource Income Builder Moderate Income Fund                  1,239,150        33,020        7,511
RiverSource Income Builder Enhanced Income Fund                    785,824        40,912        5,245

* For the period from June 1, 2007 to Jan. 31, 2008.

                                                                       YEAR ENDED MAY 31, 2007
FUND                                                             CLASS A         CLASS B       CLASS C
------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                    $1,140,702       $11,561       $3,185
RiverSource Income Builder Moderate Income Fund                  2,931,730        19,985        4,223
RiverSource Income Builder Enhanced Income Fund                  1,657,682        18,577        2,659

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES

For the six months ended July 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds**) were as follows:

FUND                                                               CLASS R4
---------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                         0.08%
RiverSource Income Builder Moderate Income Fund                      0.08
RiverSource Income Builder Enhanced Income Fund                      0.08

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                                               CLASS R4
---------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                          $5
RiverSource Income Builder Moderate Income Fund                        2
RiverSource Income Builder Enhanced Income Fund                       27

Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                               CLASS R4
---------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                         $28
RiverSource Income Builder Moderate Income Fund                       26
RiverSource Income Builder Enhanced Income Fund                      139

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds**) will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                     0.45%         1.21%         1.20%          0.33%
RiverSource Income Builder Moderate Income Fund                  0.45          1.21          1.20           0.33
RiverSource Income Builder Enhanced Income Fund                  0.45          1.21          1.20           0.33

** In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

--------------------------------------------------------------------------------

 38 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

EARNINGS CREDITS AND CUSTODIAN FEES

For the six months ended July 31, 2008, each Fund's custodian fees were reduced as a result of earnings credits from overnight cash balances were as follows:

FUND                                                               AMOUNT
-------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                        $25
RiverSource Income Builder Moderate Income Fund                      36
RiverSource Income Builder Enhanced Income Fund                     123

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial, a maintenance charge and a charge per transaction in addition to reimbursing the custodians out-of-pocket expenses.

3. SECURITIES TRANSACTIONS

For the six months ended July 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES           PROCEEDS
----------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                         $55,467,430         $59,097,392
RiverSource Income Builder Moderate Income Fund                      112,053,782         152,528,901
RiverSource Income Builder Enhanced Income Fund                       43,662,157          84,068,491

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

RiverSource Income Builder Basic Income Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                          4,092,430       400,605       (4,474,916)           18,119
Class B                                                            737,924        49,421       (1,236,373)         (449,028)
Class C                                                            262,606        13,399         (234,473)           41,532
Class R4                                                                 0            23           (2,303)           (2,280)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  PERIOD ENDED JAN. 31, 2008*
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                         10,226,133       874,238       (4,038,942)        7,061,429
Class B                                                          1,986,573       122,432       (1,097,463)        1,011,542
Class C                                                            484,448        30,187         (125,781)          388,854
Class R4                                                                --           223           (6,811)           (6,588)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31, 2007
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                         17,675,545       407,731       (1,704,156)       16,379,120
Class B                                                          3,051,926        59,960         (489,695)        2,622,191
Class C                                                            713,917        10,820          (44,411)          680,326
Class R4                                                            17,057           587          (12,271)            5,373
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  39

RiverSource Income Builder Moderate Income Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                          5,861,237        862,462      (9,583,663)       (2,859,964)
Class B                                                            736,821         91,615      (2,006,592)       (1,178,156)
Class C                                                            265,342         24,187        (348,314)          (58,785)
Class R4                                                                --             23              --                23
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  PERIOD ENDED JAN. 31, 2008*
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                         17,814,698      2,007,517      (8,138,039)       11,684,176
Class B                                                          2,598,121        244,323      (1,939,085)          903,359
Class C                                                            867,576         60,067        (243,506)          684,137
Class R4                                                               244             49              --               293
--------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31, 2007
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                         38,530,389        986,430      (3,487,818)       36,029,001
Class B                                                          5,990,163        127,231        (853,957)        5,263,437
Class C                                                          1,263,283         21,737         (80,210)        1,204,810
Class R4                                                             5,880             25          (8,066)           (2,161)
--------------------------------------------------------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

                                                                                 SIX MONTHS ENDED JULY 31, 2008
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                          2,144,837        470,058      (5,978,876)       (3,363,981)
Class B                                                            265,301         46,913      (1,029,532)         (717,318)
Class C                                                            149,885         17,259        (219,198)          (52,054)
Class R4                                                            12,578            242              --            12,820
--------------------------------------------------------------------------------------------------------------------------------

                                                                                  PERIOD ENDED JAN. 31, 2008*
                                                                              ISSUED FOR
                                                                              REINVESTED                            NET
                                                                  SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
-------------------------------------------------------------------------------------------------------------------------------
Class A                                                         9,298,829      1,248,704      (5,842,332)        4,705,201
Class B                                                         1,143,952        141,694      (1,137,244)          148,402
Class C                                                           441,085         45,256        (155,560)          330,781
Class R4                                                            3,802            258          (2,091)            1,969
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED MAY 31, 2007
                                                                               ISSUED FOR
                                                                               REINVESTED                            NET
                                                                   SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------------------------------
Class A                                                         20,861,872       628,525       (2,424,619)       19,065,778
Class B                                                          3,062,356        82,864         (604,908)        2,540,312
Class C                                                            809,755        19,528          (69,308)          759,975
Class R4                                                               173           113               --               286
--------------------------------------------------------------------------------------------------------------------------------

* For the period from June 1, 2007 to Jan. 31, 2008.

--------------------------------------------------------------------------------

 40 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Each Fund had no borrowings during the six months ended July 31, 2008.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At July 31, 2008, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RiverSource Income Builder Basic Income Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                               24.67%
RiverSource Disciplined Small Cap Value Fund                            22.12

RiverSource Income Builder Moderate Income Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                               31.08%
RiverSource Disciplined Small Cap Value Fund                            24.43
RiverSource Floating Rate Fund                                          17.78
RiverSource Emerging Markets Bond Fund                                  17.47
RiverSource Inflation Protected Securities Fund                          5.59

RiverSource Income Builder Enhanced Income Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                                  17.46%
RiverSource Disciplined Small Cap Value Fund                            16.90
RiverSource Floating Rate Fund                                          11.74
RiverSource U.S. Government Mortgage Fund                                9.28

7. POST-OCTOBER LOSS

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between November 1 and their fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Jan. 31, 2008, RiverSource Income Builder Enhanced Income Fund had a post-October loss of $870,491 that is treated for income tax purposes as occurring on Feb. 1, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  41

Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

9. CHANGE OF FUNDS' FISCAL YEAR

Effective Jan. 31, 2008, each Fund changed its fiscal year end from May 31 to Jan. 31.

--------------------------------------------------------------------------------

 42 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Income Builder Basic Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.27                 $10.79                  $9.98                 $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .16(d)                 .30(d)                 .42                    .10
Net gains (losses) (both realized and
 unrealized)                                            (.45)                  (.39)                   .84                   (.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.29)                  (.09)                  1.26                    .03
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.17)                  (.36)                  (.45)                  (.10)
Distributions from realized gains                         --                   (.07)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.17)                  (.43)                  (.45)                  (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.81                 $10.27                 $10.79                  $9.98
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                 $249                   $260                   $197                    $19
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            .40%(g)                .40%(g)                .46%                  3.62%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        .40%(g)                .40%(g)                .45%                   .45%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.28%(g)               4.26%(g)               4.02%                  3.44%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    27%                     1%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (2.83%)(k)              (.84%)(k)             12.89%                   .31%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  43

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.25                 $10.77                  $9.97                 $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .13(d)                 .25(d)                 .35                    .08
Net gains (losses) (both realized and
 unrealized)                                            (.46)                  (.39)                   .83                   (.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.33)                  (.14)                  1.18                    .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.13)                  (.31)                  (.38)                  (.09)
Distributions from realized gains                         --                   (.07)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.13)                  (.38)                  (.38)                  (.09)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.79                 $10.25                 $10.77                  $9.97
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $36                    $42                    $33                     $5
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           1.16%(g)               1.15%(g)               1.22%                  4.20%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       1.16%(g)               1.15%(g)               1.21%                  1.21%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           2.52%(g)               3.50%(g)               3.27%                  2.70%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    27%                     1%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (3.21%)(k)             (1.34%)(k)             12.01%                   .07%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

 44 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.26                 $10.78                  $9.99                 $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .13(d)                 .25(d)                 .35                    .09
Net gains (losses) (both realized and
 unrealized)                                            (.46)                  (.39)                   .82                   (.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.33)                  (.14)                  1.17                    .02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.13)                  (.31)                  (.38)                  (.08)
Distributions from realized gains                         --                   (.07)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.13)                  (.38)                  (.38)                  (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.80                 $10.26                 $10.78                  $9.99
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $12                    $12                     $8                     $1
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           1.16%(g)               1.15%(g)               1.21%                  4.30%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       1.16%(g)               1.15%(g)               1.20%                  1.21%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           2.52%(g)               3.53%(g)               3.27%                  2.74%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    27%                     1%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (3.20%)(k)             (1.33%)(k)             11.91%                   .23%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  45

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.28                 $10.80                  $9.99                 $10.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .20(d)                 .33(d)                 .43                    .11
Net gains (losses) (both realized and
 unrealized)                                            (.46)                  (.34)                   .84                   (.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.26)                  (.01)                  1.27                    .04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.20)                  (.44)                  (.46)                  (.10)
Distributions from realized gains                         --                   (.07)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.20)                  (.51)                  (.46)                  (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.82                 $10.28                 $10.80                  $9.99
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $--                    $--                    $--                    $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            .38%(g)                .37%(g)                .42%                  6.84%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        .08%(g)                .08%(g)                .29%                   .29%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.59%(g)               4.32%(g)               4.39%                  3.25%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    27%                     1%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                          (2.53%)(j)              (.08%)(j)             13.02%                   .43%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Not annualized.

--------------------------------------------------------------------------------

 46 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Income Builder Moderate Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.21                 $10.99                  $9.98                 $10.07
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .17(d)                 .32(d)                 .45                    .10
Net gains (losses) (both realized and
 unrealized)                                            (.48)                  (.64)                  1.04                   (.08)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.31)                  (.32)                  1.49                    .02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.18)                  (.38)                  (.48)                  (.11)
Distributions from realized gains                         --                   (.06)                    --                     --
Tax return of capital                                     --                   (.02)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.18)                  (.46)                  (.48)                  (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.72                 $10.21                 $10.99                  $9.98
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                 $491                   $545                   $458                    $57
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            .39%(g)                .38%(g)                .42%                  1.77%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        .39%(g)                .38%(g)                .42%                   .45%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.50%(g)               4.50%(g)               4.23%                  3.59%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    29%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (3.03%)(k)             (2.95%)(k)             15.22%                   .17%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  47

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED          PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007       MAY 31, 2006(C)
Net asset value, beginning of period                  $10.19                 $10.97                  $9.96                $10.06
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .14(d)                 .27(d)                 .37                   .08
Net gains (losses) (both realized and
 unrealized)                                            (.48)                  (.64)                  1.04                  (.08)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.34)                  (.37)                  1.41                    --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.15)                  (.34)                  (.40)                 (.10)
Distributions from realized gains                         --                   (.06)                    --                    --
Tax return of capital                                     --                   (.01)                    --                    --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.15)                  (.41)                  (.40)                 (.10)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.70                 $10.19                 $10.97                 $9.96
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $58                    $73                    $69                   $10
--------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           1.14%(g)               1.14%(g)               1.17%                 2.41%(g)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       1.14%(g)               1.14%(g)               1.17%                 1.21%(g)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           2.75%(g)               3.74%(g)               3.48%                 2.88%(g)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    29%                   --%
--------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (3.41%)(k)             (3.45%)(k)             14.45%                 (.05%)(k)
--------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

 48 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.20                 $10.98                  $9.97                 $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .14(d)                 .27(d)                 .37                    .09
Net gains (losses) (both realized and
 unrealized)                                            (.48)                  (.64)                  1.04                   (.08)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.34)                  (.37)                  1.41                    .01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.15)                  (.34)                  (.40)                  (.10)
Distributions from realized gains                         --                   (.06)                    --                     --
Tax return of capital                                     --                   (.01)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.15)                  (.41)                  (.40)                  (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.71                 $10.20                 $10.98                  $9.97
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $20                    $21                    $15                     $2
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           1.14%(g)               1.13%(g)               1.17%                  2.35%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       1.14%(g)               1.13%(g)               1.17%                  1.21%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           2.75%(g)               3.76%(g)               3.44%                  2.83%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    29%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (3.39%)(k)             (3.43%)(k)             14.45%                   .05%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  49

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.22                 $11.00                  $9.98                 $10.07
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .19(d)                 .34(d)                 .46                    .10
Net gains (losses) (both realized and
 unrealized)                                            (.47)                  (.63)                  1.05                   (.08)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.28)                  (.29)                  1.51                    .02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.21)                  (.41)                  (.49)                  (.11)
Distributions from realized gains                         --                   (.06)                    --                     --
Tax return of capital                                     --                   (.02)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.21)                  (.49)                  (.49)                  (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.73                 $10.22                 $11.00                  $9.98
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $--                    $--                    $--                    $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            .35%(g)                .35%(g)                .33%                  5.51%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        .08%(g)                .08%(g)                .29%                   .20%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.82%(g)               4.78%(g)               3.92%                  3.88%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  18%                    19%                    29%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                          (2.81%)(j)             (2.75%)(j)             15.41%                   .18%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008 were less than 0.01% of average net assets.
(j)  Not annualized.

--------------------------------------------------------------------------------

 50 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

RiverSource Income Builder Enhanced Income Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.05                 $11.08                  $9.96                 $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .19(d)                 .35(d)                 .47                    .11
Net gains (losses) (both realized and
 unrealized)                                            (.44)                  (.86)                  1.15                   (.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.25)                  (.51)                  1.62                    .02
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.20)                  (.38)                  (.49)                  (.12)
Distributions from realized gains                         --                   (.11)                  (.01)                    --
Tax return of capital                                     --                   (.03)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.20)                  (.52)                  (.50)                  (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.60                 $10.05                 $11.08                  $9.96
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                 $244                   $289                   $266                    $50
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            .41%(g)                .41%(g)                .43%                  2.04%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        .41%(g)                .41%(g)                .43%                   .45%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.84%(g)               4.93%(g)               4.51%                  3.96%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%                    24%                    27%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (2.62%)(k)             (4.58%)(k)             16.68%                   .15%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  51

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.04                 $11.07                  $9.96                 $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .15(d)                 .30(d)                 .39                    .09
Net gains (losses) (both realized and
 unrealized)                                            (.44)                  (.86)                  1.15                   (.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.29)                  (.56)                  1.54                     --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.16)                  (.34)                  (.42)                  (.10)
Distributions from realized gains                         --                   (.11)                  (.01)                    --
Tax return of capital                                     --                   (.02)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.16)                  (.47)                  (.43)                  (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.59                 $10.04                 $11.07                  $9.96
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $28                    $37                    $39                    $10
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           1.17%(g)               1.16%(g)               1.19%                  2.79%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       1.17%(g)               1.16%(g)               1.19%                  1.21%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.08%(g)               4.15%(g)               3.77%                  3.24%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%                    24%                    27%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (2.91%)(k)             (5.17%)(k)             15.74%                   .02%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

 52 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.04                 $11.07                  $9.96                 $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .15(d)                 .30(d)                 .39                    .09
Net gains (losses) (both realized and
 unrealized)                                            (.44)                  (.86)                  1.15                   (.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.29)                  (.56)                  1.54                     --
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.16)                  (.34)                  (.42)                  (.10)
Distributions from realized gains                         --                   (.11)                  (.01)                    --
Tax return of capital                                     --                   (.02)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.16)                  (.47)                  (.43)                  (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.59                 $10.04                 $11.07                  $9.96
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $12                    $13                    $11                     $2
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                           1.17%(g)               1.16%(g)               1.18%                  2.63%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                       1.17%(g)               1.16%(g)               1.18%                  1.21%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           3.09%(g)               4.19%(g)               3.73%                  3.22%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%                    24%                    27%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return(j)                                       (2.99%)(k)             (5.06%)(k)             15.75%                   .02%(k)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Total return does not reflect payment of a sales charge.
(k)  Not annualized.

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  53

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                           SIX MONTHS ENDED
                                             JULY 31, 2008             PERIOD ENDED             YEAR ENDED           PERIOD ENDED
                                              (UNAUDITED)          JAN. 31, 2008(B)           MAY 31, 2007        MAY 31, 2006(C)
Net asset value, beginning of period                  $10.06                 $11.09                  $9.97                 $10.06
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .20(d)                 .37(d)                 .49                    .12
Net gains (losses) (both realized and
 unrealized)                                            (.44)                  (.86)                  1.15                   (.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        (.24)                  (.49)                  1.64                    .03
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.22)                  (.40)                  (.51)                  (.12)
Distributions from realized gains                         --                   (.11)                  (.01)                    --
Tax return of capital                                     --                   (.03)                    --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (.22)                  (.54)                  (.52)                  (.12)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.60                 $10.06                 $11.09                  $9.97
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA
Net assets, end of period (in millions)                  $--                    $--                    $--                    $--
---------------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(e),(f)                            .38%(g)                .38%(g)                .36%                  5.75%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f),(h),(i)                        .08%(g)                .12%(g)                .29%                   .29%(g)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           4.18%(g)               5.24%(g)               4.67%                  3.66%(g)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  14%                    24%                    27%                    --%
---------------------------------------------------------------------------------------------------------------------------------
Total return                                          (2.41%)(j)             (4.49%)(j)             16.82%                   .27%(j)
---------------------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from June 1, 2007 to Jan. 31, 2008.
(c) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e)  Expense ratio is before reduction for earnings credits on cash balances.
(f) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(g)  Adjusted to an annual basis.
(h) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(i) Expense ratio is before reduction for earnings credits on cash balances. Earnings credits for the six months ended July 31, 2008, were less than 0.01% of average net assets.
(j)  Not annualized.

--------------------------------------------------------------------------------

 54 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Income Builder Funds (each a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to each of the Series Funds and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each Series Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Series Funds. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each of the Series Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Series Funds, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund; and (ii) a report detailing each Series Fund's performance over various periods (including since inception), recent Series Fund inflows (and outflows) and a comparison of each Series Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance for each Series Fund was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the

--------------------------------------------------------------------------------

                 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT  55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued)
--------------------------------------------------------------------------------

median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to the Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard the Board noted that each Series Fund's direct expenses, after taking into account proposed expense caps/waivers, were less than the median direct expenses of the Series Fund's peer group, and that the direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management service fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY VOTING
--------------------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 56 RIVERSOURCE INCOME BUILDER SERIES -- 2008 SEMIANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds are
distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(C) 2008 RiverSource Distributors, Inc.                          S-6513 D (9/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 3, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date October 3, 2008